Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 321,965	$ 2,575,225
Accounts receivable	1,913
Prepaid expenses and other current assets	458,015	502,528
Total current assets	781,893	3,792,280
Non-current assets
Property and equipment, net	61,186	30,078
Right-of-use assets, net	152,284	228,439
Total non-current assets	213,470	258,517
TOTAL ASSETS	995,363	4,050,797
Current liabilities
Accrued expenses and other liabilities	54,474	76,213
Operating lease liabilities - current	82,346	78,734
Total current liabilities	434,041	192,459
Non-current liabilities
Operating lease liabilities – non-current	74,504	156,551
Total non-current liabilities	74,504	156,551
TOTAL LIABILITIES	508,545	349,010
Commitments and contingencies
Shareholders’ equity
Less: Class A Ordinary shares held in treasury, at cost; 316,004 and nil shares as of March 31, 2026 and 2025, respectively	(32)
Additional paid-in capital	24,686,158	23,796,923
Accumulated deficit	(24,215,054)	(20,122,627)
Accumulated other comprehensive income	14,650	26,604
Total shareholders’ equity	486,818	3,701,787
TOTAL LIABILITES AND SHAREHOLDERS’ EQUITY	995,363	4,050,797
Common Class A [Member]
Shareholders’ equity
Ordinary Share, value	507	482
Common Class B [Member]
Shareholders’ equity
Ordinary Share, value	589	405
Related Party [Member]
Current assets
Due from a related party		714,527
Director [Member]
Current liabilities
Due to a director	$ 297,221	$ 37,512